Derivatives and hedge accounting - Categories (Details) - SEK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Sub-classifications of financial information
Assets Fair value	kr 10,643	kr 6,432
Liabilities Fair value	5,227	12,637
Derivatives
Sub-classifications of financial information
Nominal amounts	690,696	650,819
Interest rate-related contracts
Sub-classifications of financial information
Assets Fair value	5,066	3,918
Liabilities Fair value	919	1,720
Interest rate-related contracts | Fair-value hedges
Sub-classifications of financial information
Assets Fair value	525	(980)
Liabilities Fair value	358	486
Interest rate-related contracts | Cash-flow hedges
Sub-classifications of financial information
Assets Fair value	(4)	(60)
Interest rate-related contracts | Derivatives
Sub-classifications of financial information
Nominal amounts	531,122	483,545
Interest rate-related contracts | Derivatives | Fair-value hedges
Sub-classifications of financial information
Nominal amounts	261,126	258,157
Interest rate-related contracts | Derivatives | Cash-flow hedges
Sub-classifications of financial information
Nominal amounts	5,000	5,000
Currency-related contracts
Sub-classifications of financial information
Assets Fair value	5,577	2,509
Liabilities Fair value	4,120	9,789
Currency-related contracts | Fair-value hedges
Sub-classifications of financial information
Assets Fair value	1,448	1,786
Liabilities Fair value	2,566	2,682
Currency-related contracts | Derivatives
Sub-classifications of financial information
Nominal amounts	154,836	158,019
Currency-related contracts | Derivatives | Fair-value hedges
Sub-classifications of financial information
Nominal amounts	35,260	36,236
Equity-related contracts
Sub-classifications of financial information
Assets Fair value		5
Liabilities Fair value	70	1,002
Equity-related contracts | Derivatives
Sub-classifications of financial information
Nominal amounts	90	3,722
Contracts related to commodities, credit risk, etc.
Sub-classifications of financial information
Liabilities Fair value	118	126
Contracts related to commodities, credit risk, etc. | Derivatives
Sub-classifications of financial information
Nominal amounts	kr 4,648	kr 5,533